Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 104,188	$ 47,336
Trade accounts receivable	3,501	2,855
Due from related parties (Note 4)	1,419	0
Prepayments and other assets	3,183	3,314
Inventories	3,368	3,528
Claims	776	746
Assets held for sale (Note 5)	72,865	0
Total current assets	189,300	57,779
Fixed assets
Vessels, net (Note 5)	602,186	712,197
Total fixed assets	602,186	712,197
Other non-current assets
Above market acquired charters (Note 6)	30,383	34,579
Deferred charges, net	4,268	6,001
Restricted cash	8,000	7,000
Prepayments and other assets	4,255	4,642
Total non-current assets	649,092	764,419
Total assets	838,392	822,198
Current liabilities
Current portion of long-term debt, net (Note 7)	31,884	35,810
Trade accounts payable	7,428	9,029
Due to related parties (Note 4)	300	3,257
Accrued liabilities	12,073	10,689
Deferred revenue	2,063	2,821
Liability associated with vessel held for sale (Note 7)	46,740	0
Total current liabilities	100,488	61,606
Long-term liabilities
Long-term debt, net (Note 7)	264,499	338,514
Below market acquired charters (Notes 5, 6)	11,678	0
Total long-term liabilities	276,177	338,514
Total liabilities	376,665	400,120
Commitments and contingencies (Note 12)	0	0
Total partners’ capital	461,727	422,078
Total liabilities and partners’ capital	$ 838,392	$ 822,198